[Aetna Logo]                                    Aetna Inc.
[Aetna Letterhead]                              151 Farmington Avenue
                                                Hartford, CT 06156




October 2, 1998                                 Ellen Valvo
                                                Paralegal
                                                Law Division, ALT5
                                                Investments & Financial Services
                                                (860) 275-2166
                                                Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    Aetna Series Fund, Inc.
       Files Nos. 33-41694 and 811-6352
       Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify that the Supplement to the Class A and Class C Prospectus, the Supplement to the Class I Prospectus and the Supplement to the Statement of Additional Information contained in Post-Effective Amendment No. 28 of Aetna Series Fund, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A ("Amendment No. 28"), effective October 1, 1998. The text of Amendment No. 28 has been filed electronically (Accession No. 0000950146-98-001666).

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo